Trade and other payables (Details) - GBP (£)	Jun. 30, 2018	Jun. 30, 2017
Trade and other payables
Trade payables	£ 266,316,000	£ 191,359,000
Other payables	4,754,000	3,258,000
Accrued expenses	83,280,000	61,162,000
Trade and other payables before Social security and other taxes	354,350,000	255,779,000
Social security and other taxes	17,917,000	18,123,000
Total trade and other payables	372,267,000	273,902,000
Less: non-current portion:
Trade payables	102,067,000	82,866,000
Other payables	2,204,000	721,000
Non-current trade and other payables	104,271,000	83,587,000
Current trade and other payables	267,996,000	190,315,000
Transfer fees and other associated costs	258,316,000	179,133,000
Liabilities from share-based payment transactions	4,795,000	3,274,000
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade and other payables
Trade payables	270,548,000	194,052,000
Due after 1 year
Less: non-current portion:
Transfer fees and other associated costs	102,067,000	82,866,000
Between 1 and 2 years
Less: non-current portion:
Transfer fees and other associated costs	65,495,000	76,821,000
Between 2 and 5 years
Less: non-current portion:
Transfer fees and other associated costs	£ 36,572,000	£ 6,045,000